CONDENSED STATEMENT OF CASH FLOWS	9 Months Ended
Sep. 30, 2021 USD ($)
Cash Flows from Operating Activities:
Net income	$ 12,035,627
Adjustments to reconcile net income to net cash used in operating activities:
Change in fair value of warrant liabilities	(13,929,066)
Trust dividend income	(8,112)
Offering costs allocated to warrants	780,268
Changes in current assets and current liabilities:
Prepaid expenses	(254,940)
Due to related party	114,107
Accounts payable	(129,181)
Net cash used in operating activities	(1,391,297)
Cash Flows from Investing Activities:
Investment of cash into trust account	(276,000,000)
Net cash used in investing activities	(276,000,000)
Cash Flows from Financing Activities:
Proceeds from Initial Public Offering, net of underwriters' discount	270,480,000
Proceeds from issuance of Private Placement Warrants	7,520,000
Repayment of promissory note to related party	(75,000)
Payment of offering costs	(328,534)
Net cash provided by financing activities	277,596,466
Net Change in Cash	205,169
Cash - Beginning of period	72,550
Cash - Ending of period	277,719
Supplemental Disclosure of Non-cash Financing Activities:
Initial value of Class A ordinary shares subject to possible redemption	276,000,000
Initial value of warrant liabilities	21,177,866
Deferred underwriters' discount payable charged to additional paid-in capital	$ 9,660,000